UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X   Rule 15-Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

June 30, 2012 to September 30, 2012

Date of Report (Date of earliest event reported)  November 13, 2012

WDS Receivables LLC (1)

Commission File Number of securitizer:     025-00338

Central Index Key Number of securitizer:     0001378304

Stuart Portoghese - 612/667-0161
Name and telephone number, including area code,
of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period Pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ X ]

Indicate by check mark whether the securitizer has no activity to report for the annual period Pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

___________________________
(1) We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer ("Covered Transactions"), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Repurchases") that is required to be reported on Form ABS-15G ("Reportable Information"), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records ("Demand Entities"), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.03    Notice of Termination of Duty to File Reports under Rule 15Ga-1

If a securitizer terminates its reporting obligation pursuant to Rule 15Ga-1(c)(3), provide the date of the last payment on the last asset-backed security outstanding that was issued by or issued by an affiliate of the securitizer.

The date of the last payment on Wachovia Auto Owner Trust Series 2008-A was July 20, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WDS Receivables LLC (Securitizer)

Date    November 13, 2012

/s/ Caesar Giagnacovo    (Signature)
Caesar Giagnacovo, Assistant Vice President